UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)    (Zip code)

Capitol Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 10/31

Date of reporting period: 04/30/2012

Item 1. Reports to Stockholders.

For the period ending April 30, 2012 Geier Asset Management, Inc. 2205 Warwick Way, Suite 200 Marriottsville, Maryland 21104 410-997-8000

Investment Results - (Unaudited)

Total Returns*

(For the period ended April 30, 2012)

			Average Annual Returns
	6 Months	One Year	Since Inception (December 27, 2010)

Geier Strategic Total Return Fund	0.58%	-2.10%	2.29%

S&P 500® Index**	12.76%	4.73%	10.43%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated February 28, 2012, were 3.08% of average daily net assets (2.98% after fee waiver/expense reimbursements by the Adviser). The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding interest, taxes, brokerages commissions, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”) to no more than 1.70% of the Fund’s average daily net assets. This limitation also excludes any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus. Under certain circumstances, the Adviser may recover any expenses waived and/or reimbursed during the three-year period prior to the period in which such expenses are waived and/or reimbursed (the “Recoupment Right”). The foregoing expense limitation arrangements were in place as of October 31, 2011 and they extended to February 28, 2012. The Trust agreed to amend the expense limitation arrangements with the Adviser as of October 31, 2011 to: (i) extend the foregoing limitation arrangement to February 28, 2013 and (ii) provide that to the extent the Adviser were to reimburse the Fund for any Excluded Expenses, the Adviser would be entitled to include such reimbursed Excluded Expenses in the amounts that are subject to recovery under the Recoupment Right.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-747-4268.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-747-4268. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

1

Comparison of the Growth of a $10,000 Investment in the Geier Strategic

Total Return Fund and the S&P 500® Index

The chart above assumes an initial investment of $10,000 made on December 27, 2010 (inception date of the Fund) and held through April 30, 2012. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares; although the performance does reflect the effect of the Fund paying certain taxes resulting from its failure to satisfy certain requirements under the Internal Revenue Code applicable to “regulated investment companies.” Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-747-4268. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

FUND HOLDINGS - (Unaudited)

Geier Strategic Total Return Fund Holdings as of April 30, 20121

The investment objective of the Geier Strategic Total Return Fund is to provide long-term total return from income and capital appreciation, with an emphasis on absolute return.

AVAILABILITY OF PORTFOLIO SCHEDULE - (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from November 1, 2011 to April 30, 2012.

3

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Geier Strategic Total Return Fund	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period Ended April 30, 2012*
Actual	$1,000.00	$1,005.76	$9.71
Hypothetical** (5% return before expenses)	$1,000.00	$1,015.18	$9.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average ac- count value over the period, multiplied by 182/366.
**	Assumes a 5% return before expenses.

4

Geier Strategic Total Return Fund

Schedule of Investments

April 30, 2012 - (Unaudited)

Common Stocks - 2.67%	Shares	Fair Value
Utilities - 2 .67%
CenterPoint Energy, Inc	15,616	$315,599
Duke Energy Corp	14,492	310,564
Xcel Energy, Inc	11,542	312,327

TOTAL COMMON STOCKS (Cost $909,865)		938,490

Mutual Funds - 10.67%
Blackrock Build America Bond Fund (a)	74,251	1,637,977
Central Fund of Canada, Ltd. - Class A (a) (e)	100,000	2,123,000

TOTAL MUTUAL FUNDS (Cost $3,585,436)		3,760,977

	Principal Amount
Corporate Bonds - 14.76%
Allied Waste North America, Inc., 6.875%, 06/01/2017	$250,000	259,964
Ally Financial, Inc., 7.125%, 10/15/2017	250,000	241,097
Arch Coal, Inc., 8.750%, 08/01/2016	250,000	251,875
Citigroup, Inc., 0.745%, 06/09/2016 (b)	250,000	216,534
Federal Farm Credit Bank, 5.875%, 08/16/2021	250,000	267,775
General Electric Capital Corp., 0.669%, 01/08/2016 (b)	250,000	241,492
Goldman Sachs Capital II, 5.793%, 06/01/2043 (b)	250,000	173,125
Icahn Enterprises Finance Corp., 7.750%, 01/15/2016	250,000	264,375
Kemper Corp., 6.000%, 05/15/2017	250,000	265,723
Lincoln National Corp., 7.000%, 05/17/2066 (b)	250,000	245,000
Macys Retail Holdings, Inc., 7.450%, 10/15/2016	500,000	583,500
Netflix Inc., 8.500%, 11/15/2017	250,000	271,250
Quicksilver Resources, Inc., 8.250%, 08/01/2015	250,000	252,500
SLM Corp., 4.307%, 11/1/2016 (b)	300,000	282,996
Steel Dynamics Inc., 7.750%, 4/15/2016	250,000	261,250

5

Geier Strategic Total Return Fund

Schedule of Investments - continued

April 30, 2012 - (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 14.76% - continued
Suntrust Banks, Inc., 5.250%, 11/05/2012	$100,000	$102,144
Tesoro Corp., 6.500%, 06/01/2017	250,000	259,375
Tyson Foods, Inc., 6.600%, 04/01/2016	350,000	398,562
Whirlpool Corp., 6.500%, 06/15/2016	325,000	362,776

TOTAL CORPORATE BONDS (Cost $5,302,482)		5,201,313

Municipal Bonds - 14.85%
California Qualified School Board, 4.760%, 09/01/2017	355,000	375,491
City of East Orange NJ, 5.300%, 04/01/2017	250,000	256,535
City of Garland, TX, 4.375%, 02/15/2025	100,000	108,166
City of Las Vegas NV, 5.900%, 05/01/2024	235,000	250,440
County of Mahoning OH, 5.500%, 12/01/2025	75,000	82,697
County of Reeves TX, 6.875%, 12/01/2020	250,000	254,285
County of Sonoma CA, 6.000%, 12/01/2029	325,000	355,605
County of Wayne MI, 9.250%, 12/01/2025	250,000	283,035
Government Development Bank for Puerto Rico, 3.670%, 05/01/2014	250,000	253,413
Indiana Bond Bank, 5.790%, 01/15/2025	250,000	258,838
Maricopa County Unified School District No 97-Deer Valley AZ, 5.250%, 07/01/2017	250,000	290,580
Medical Center Educational Building Corp., 3.000%, 06/01/2015	100,000	105,953
Metropolitan Nashville Airport Authority, 6.793%, 07/01/2029	130,000	143,892
State of Louisiana, 5.000%, 05/01/2019	300,000	370,371
Texas State University Systems, 5.000%, 03/15/2022	100,000	118,350
Texas Tech University, 5.000%, 08/15/2020	535,000	665,717
University of Arkansas, 3.000%, 12/01/2023	340,000	343,448
University of South Carolina, 5.000%, 05/01/2025	325,000	378,173
Vermont State Colleges, 6.101%, 07/01/2025	310,000	337,599

TOTAL MUNICIPAL BONDS (COST $5,112,826)		5,232,588

See accompanying notes which are an integral part of these financial statements.

6

Geier Strategic Total Return Fund

Schedule of Investments - continued

April 30, 2012 - (Unaudited)

	Principal Amount	Fair Value
U.S. Government Securities - 7.66%
U.S. Treasury N/B, 6.125%, 08/15/2029	$250,000	$371,992
U.S. Treasury N/B, 8.750%, 05/15/2020	1,500,000	2,326,992

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,420,206)		2,698,984

Mortgage Backed Securities - 5.31%
Countrywide Alternative Loan Trust, 0.529%, 05/25/2034 (b)	563,180	474,443
Credit Suisse First Boston Mortgage Securities Corp., 2.710%, 10/25/2033 (b)	232,210	214,823
Freddie Mac REMICS, 0.000%, 06/15/2036	326,012	321,647
Government National Mortgage Association, 6.500%, 12/20/2041 (b)	431,049	445,264
Morgan Stanley Mortgage Loan Trust, 2.730%, 10/25/2034 (b)	247,510	215,411
Structured Asset Securities Corp., 2.770%, 04/25/2033 (b)	212,741	199,000

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,903,884)		1,870,588

Limited Partnerships - 0.77%
Atlas Pipeline Partners, 8.750%, 06/15/2018	250,000	270,625

TOTAL LIMITED PARTNERSHIPS (Cost $263,548)		270,625

See accompanying notes which are an integral part of these financial statements.

7

Geier Strategic Total Return Fund

Schedule of Investments - continued

April 30, 2012 - (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds - 13.81%
iShares Barclays 20+ Year Treasury Bond Fund	20,000	$2,346,400
iShares iBoxx $ Investment Grade Corporate Bond Fund	10,000	1,164,800
Sprott Physical Gold Trust(c)	50,000	711,000
Sprott Physical Silver Trust(c)	50,000	644,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,951,586)		4,866,200

Preferred Stocks - 0.78%
Public Storage, 6.350%, callable 07/26/2016	10,000	273,400

TOTAL PREFERRED STOCKS (Cost $250,000)		273,400

Money Market Securities - 26.69%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.24%(d)	4,405,566	4,405,566
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01%(d)	5,000,000	5,000,000

TOTAL MONEY MARKET SECURITIES (Cost $9,405,566)		9,405,566

TOTAL INVESTMENTS (Cost $34,105,399) - 97.97%		$34,518,731

Other assets less liabilities - 2.03%		715,818

TOTAL NET ASSETS - 100.00%		$35,234,549

(a)	Closed-end Fund.
(b)	Variable rate security, the coupon rate shown represents the rate at April 30, 2012.
(c)	Non-income producing.
(d)	Variable rate security; the rate shown represents the yield at April 30, 2012.
(e)	Passive foreign investment company.

See accompanying notes which are an integral part of these financial statements.

8

Geier Strategic Total Return Fund

Statement of Assets and Liabilities

April 30, 2012 - (Unaudited)

Assets
Investments in securities, at fair value (cost $34,105,399)	$34,518,731
Receivable for investments sold	506,905
Interest receivable	240,731
Prepaid expenses	16,902

Total assets	35,283,269

Liabilities
Payable to Adviser(a)	31,924
Payable to administrator, fund accountant and transfer agent(a)	7,114
Payable to custodian(a)	1,371
Payable to trustees	367
12b-1 fees accrued(a)	7,182
Other accrued expenses	762

Total liabilities	48,720

Net Assets	$35,234,549

Net Assets consist of:
Paid in capital	$34,874,397
Accumulated undistributed net investment income	23,249
Accumulated undistributed net realized gain (loss) from investment transactions	(76,429)
Net unrealized appreciation (depreciation) on investments	413,332

Net Assets	$35,234,549

Shares outstanding (unlimited number of shares authorized)	3,460,141

Net asset value and offering price per share	$10.18

Redemption price per share (b) (NAV * 99%)	$10.08

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 30 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

9

Geier Strategic Total Return Fund

Statement of Operations

For the six months ended April 30, 2012 - (Unaudited)

Investment Income
Dividend income (net of withholding tax $300)	$171,987
Interest income	317,885

Total Income	489,872

Expenses
Investment Adviser fee(a)	193,866
12b-1 fees(a)	44,101
Registration expenses	17,749
Transfer agent expenses(a)	14,499
Administration expenses(a)	14,268
Fund accounting expenses(a)	12,432
Legal expenses	11,339
Audit expenses	7,527
Custodian expenses(a)	4,392
Pricing expenses	3,943
Trustee expenses	3,235
Report printing expense	3,071
Insurance expense	1,513
Offering costs	1,385
Miscellaneous expenses	236
24f-2 expense	58

Total Expenses	333,614
Fees recouped by Adviser(a)	9,593

Net operating expenses	343,207

Net Investment Income (Loss)	146,665

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(76,446)
Change in unrealized appreciation (depreciation) on investment securities	158,586

Net realized and unrealized gain (loss) on investment securities	82,140

Net increase (decrease) in net assets resulting from operations	$228,805

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

10

Geier Strategic Total Return Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (Unaudited)	Period Ended Oct. 31, 2011(a)
Operations
Net investment income (loss)	$146,665	$(13,906)
Net realized gain (loss) on investment securities	(76,446)	348,547
Change in unrealized appreciation (depreciation) on investment securities	158,586	254,746

Net increase (decrease) in net assets resulting from operations	228,805	589,387

Distributions
From net investment income	(217,686)	—
From net realized gain	(240,354)	—

Total distributions	(458,040)	—

Capital Share Transactions
Proceeds from shares sold	4,259,679	36,352,943
Reinvestment of distributions	45,555	—
Amount paid for shares redeemed	(3,428,935)	(2,354,928)
Proceeds from redemption fees collected (b)	10	73

Net increase (decrease) in net assets resulting from share transactions	876,309	33,998,088

Total Increase (Decrease) in Net Assets	647,074	34,587,475

Net Assets
Beginning of period	34,587,475	—

End of period	$35,234,549	$34,587,475

Accumulated undistributed net investment income (loss) included in net assets at end of period	$23,249	$94,270

Capital Share Transactions
Shares sold	418,155	3,603,863
Shares issued in reinvestment of distributions	4,537	—
Shares redeemed	(337,852)	(228,562)

Net increase (decrease) from capital share transactions	84,840	3,375,301

(a)	For the period December 27, 2010 (commencement of operations) to October 31, 2011.
(b)	The Fund charges a redemption fee of 1.00% on shares redeemed within 30 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

11

Geier Strategic Total Return Fund

Financial Highlights

(For a share outstanding throughout each period)

	For the Six Months Ended April 30, 2012 (Unaudited)		Period Ended Oct. 31, 2011 (a)
Selected Per Share Data
Net asset value, beginning of period	$10.25		$10.00

Income from investment operations:
Net investment income (loss)	0.04		—
Net realized and unrealized gains (losses)	0.02		0.25

Total income (loss) from investment operations	0.06		0.25

Less Distributions to Shareholders:
From net investment income	(0.06)		—
From net realized gain	(0.07)		—

Total distributions	(0.13)		—

Paid in capital from redemption fees(b)	—		—

Net asset value, end of period	$10.18		$10.25

Total Return(c)	0.58	%(d)	2.50	% (d)

Ratios and Supplemental Data
Net assets, end of year (000)	$35,235		$34,587
Ratio of expenses to average net assets	1.95	%(e)	2.65	% (e)(f)
Ratio of expenses to average net assets before reimbursement	1.89	%(e)	2.97	% (e)(g)
Ratio of net investment income (loss) to average net assets	0.83	%(e)	(0.06	)%(e)(f)
Ratio of net investment income (loss) to average net assets before reimbursement	0.89	%(e)	(0.37	)%(e)(h)
Portfolio turnover rate	55.27	%(d)	502.14	% (d)

(a)	For the period December 27, 2010 (commencement of operations) through October 31, 2011.
(b)	Redemption fees resulted in less than $0.005 per share in each period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not Annualized.
(e)	Annualized.
(f)	The expense ratio and net investment income ratio includes the effect of federal tax expense of 0.70%, which is the portion of federal tax expense not reimbursed by the Adviser.
(g)	The expense ratio before reimbursements includes taxes of 0.92%, a portion of which was voluntarily reimbursed by the Adviser.
(h)	The net investment income (loss) ratio includes federal tax expense of (0.92)%, a portion of which was voluntarily reimbursed by the Adviser.

See accompanying notes which are an integral part of these financial statements.

12

Geier Strategic Total Return Fund

Notes to the Financial Statements

April 30, 2012 - (Unaudited)

NOTE 1. ORGANIZATION

The Geier Strategic Total Return Fund (the “Fund”) is an open-end, non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment Adviser is Geier Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term total return from income and capital appreciation, with an emphasis on absolute return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Taxes - The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses - Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

13

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees - The Fund charges a 1.00% redemption fee for shares redeemed within 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

14

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, preferred stocks, and limited partnerships, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations

15

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional- size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit and U.S. government securities, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

16

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

17

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Valuation Inputs
	Level 1 -	Level 2 -
	Quoted	Other	Level 3 -
	Prices in	Significant	Significant
	Active	Observable	Unobservable
Assets	Markets	Inputs	Inputs	Total
Common Stocks	$938,490	$—	$—	$938,490
Mutual Funds	3,760,977	—	—	3,760,977
Corporate Bonds	—	5,201,313	—	5,201,313
Municipal Bonds	—	5,232,588	—	5,232,588
U.S. Government Securities	—	2,698,984	—	2,698,984
Mortgage-Backed Securities	—	1,870,588	—	1,870,588
Limited Partnerships	—	270,625	—	270,625
Exchange-Traded Funds	4,866,200	—	—	4,866,200
Preferred Stock	273,400	—	—	273,400
Money Market Securities	9,405,566	—	—	9,405,566

Total	$19,244,633	$15,274,098	$—	$34,518,731

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between any Levels for the period ended April 30, 2012.

18

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the Fund’s average net assets. For the six months ended April 30, 2012, the Adviser earned fees of $193,866 from the Fund before the reimbursement/recoupment described below.

The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding interest, taxes, brokerage commissions, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”). This limitation also excludes any “acquired fund fees and expenses” as that term is described in the Fund’s prospectus.

Under certain circumstances, the Adviser may recover any expenses waived and/ or reimbursed during the three-year period prior to the period in which such expenses are waived and/or reimbursed (the “Recoupment Right”). The Trust agreed to amend the expense limitation arrangements with the Adviser as of October 31, 2011 to: (i) extend the foregoing limitation arrangement to February 28, 2013 and (ii) provide that to the extent the Adviser were to reimburse the Fund for any Excluded Expenses, the Adviser would be entitled to include such reimbursed Excluded Expenses in the amounts that are subject to recovery under the Recoupment Right. For the six months ended April 30, 2012, $67,659 may be subject to potential repayment to the Adviser by the Fund through October 31, 2015. For the six months ended April 30, 2012, the Adviser recouped fees of $9,593. At April 30, 2012, the Adviser was owed $31,924 from the Fund for advisory services. The amended expense limitation agreement was executed on December 30, 2011.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2012, HASI earned fees of $14,268 for administrative services provided to the Fund. At April 30, 2012, the Fund owed HASI $2,356 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended April 30, 2012, the Custodian earned fees of $4,392 for custody services provided to the Fund. At April 30, 2012, the Fund owed the Custodian $1,371 for custody services.

19

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For six months ended April 30, 2012, HASI earned fees of $14,499 from the Fund for transfer agent services. For the six months ended April 30, 2012, HASI earned fees of $12,432 from the Fund for fund accounting services. At April 30, 2012, the Fund owed HASI $2,743 for transfer agent services. At April 30, 2012, the Fund owed HASI $2,015 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended April 30, 2012. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/ or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale. For the six months ended April 30, 2012, the 12b-1 expense incurred by the Fund was $44,101. The Fund owed $7,182 for 12b-1 fees as of April 30, 2012.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

20

Geier Strategic Total Return Fund

Notes to the Financial Statements - continued

April 30, 2012 - (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2012, purchases and sales of investment securities were as follows:

Purchases
U.S. Government Obligations	$—
Other	18,293,660
Sales
U.S. Government Obligations	$1,150,780
Other	11,580,502

As of April 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$627,449
Gross (Depreciation)	(324,533)

Net Appreciation (Depreciation) on Investments	$302,916

At April 30, 2012, the aggregate cost of securities for federal income tax purposes, was $34,215,815.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2012, the Trust is not aware of any shareholder that beneficially owned greater than 25% of the outstanding shares of the Fund.

21

Geier Strategic Total Return Fund

Notes to the Financial Statements

April 30, 2012 - (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2011, the Fund paid an income distribution of $0.0605 per share and a short-term capital gain of $0.0668 per share to shareholders of record on December 27, 2011.

At October 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$454,446
Unrealized appreciation (depreciation)	144,330

$598,776

At October 31, 2011, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses or gains on passive foreign investment companies.

22

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (877) 747-4268 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

John H. Lively, Interim Secretary

INVESTMENT ADVISER

Geier Asset Management, Inc.

2205 Warwick Way, Suite 200

Marriottsville, MD 21104

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Semi-Annual Report

April 30, 2012

Fund Adviser:

Granite Investment Advisors

11 South Main Street, Suite 501

Concord, New Hampshire 03301

Toll Free (888) 442-9893

Investment Results – (Unaudited)

Total Returns*

(For the period ended April 30, 2012)

Since Inception (December 22, 2011)
Granite Value Fund	10.10%
S&P 500® Index**	13.18%
Russell 1000® Value Index**	11.42%

Total Annual Operating Expenses, as estimated for the Fund’s first fiscal period ending October 31, 2012 and disclosed in the Fund’s prospectus, are 1.45% of average daily net assets. Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2013, so that Total Annual Fund Operating Expenses does not exceed 1.35% . This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expense”).

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-442-9893.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity securities and are representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

Comparison of the Growth of a $10,000 Investment in the Granite Value Fund, the Russell 1000 ® Value Index, and the S&P 500 ® Index

The chart above assumes an initial investment of $10,000 made on December 22, 2011 (commencement of Fund operations) and held through April 30, 2012. The S&P 500® Index and Russell 1000® Value Index are widely recognized unmanaged indices of equity securities and are representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-442-9893. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

Fund Holdings – (Unaudited)

1 As a percentage of net assets.

The investment objective of the Granite Value Fund is to seek long-term capital appreciation

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from December 22, 2011 (Commencement of Fund operations) to April 30, 2012.

3

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Granite Value Fund	Beginning Account Value	Ending Account Value April 30, 2012	Expenses Paid During the Period Ended April 30, 2012
Actual*	$1,000.00	$1,101.00	$5.08
Hypothetical**	$1,000.00	$1,018.15	$6.78

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 131/366 (to reflect the period since commencement of operations on December 22, 2011)

**	Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2011 to April 30, 2012. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.35% multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the partial year period).

4

Granite Value Fund

Schedule of Investments

April 30, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.21%
Consumer Discretionary - 10.97%
Comcast Corp. - Class A	2,350	$71,275
General Motors Co. (a)	3,740	86,020
Staples, Inc.	5,140	79,156
TRW Automotive Holdings Corp. (a)	1,780	81,364

		317,815

Consumer Staples - 8.82%
Coca-Cola Co. / The	1,040	79,373
Unilever PLC (b)	2,550	87,516
Wal-Mart Stores, Inc.	1,505	88,660

		255,549

Energy - 16.98%
Apache Corp.	935	89,704
Exxon Mobil Corp.	1,500	129,510
QEP Resources, Inc.	3,020	93,046
Royal Dutch Shell PLC (b)	1,275	91,214
Unit Corp. (a)	2,090	88,303

		491,777

Financials - 13.56%
Aflac, Inc.	1,655	74,541
American Express Co.	1,300	78,273
Berkshire Hathaway, Inc. - Class B (a)	1,425	114,641
Goldman Sachs Group, Inc. / The	615	70,817
JPMorgan Chase & Co.	1,270	54,585

		392,857

Health Care - 11.27%
Abbott Laboratories	1,300	80,678
Johnson & Johnson	1,345	87,546
Sanofi (b)	2,060	78,651
UnitedHealth Group, Inc.	1,415	79,452

		326,327

Industrials - 11.76%
Boeing Co. / The	1,145	87,936
General Dynamics Corp.	850	57,375
General Electric Co.	5,610	109,844
Lockheed Martin Corp.	945	85,560

		340,715

See accompanying notes which are an integral part of these financial statements.

5

Granite Value Fund

Schedule of Investments - continued

April 30, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 98.21% - continued
Information Technology - 18.39%
Accenture PLC - Class A	1,135	$73,718
Apple, Inc. (a)	120	70,109
Cisco Systems, Inc.	4,175	84,126
Hewlett-Packard Co.	3,330	82,451
International Business Machines Corp. (IBM)	275	56,947
Microsoft Corp.	2,475	79,249
Western Union	4,685	86,110

		532,710

Materials -1.87%
Freeport-McMoRan Copper & Gold, Inc.	1,410	54,003

Telecommunication Services - 1.93%
Sprint Nextel Corp. (a)	22,505	55,812

Utilities - 2.66%
Calpine Corp. (a)	4,110	77,063

TOTAL COMMON STOCKS (Cost $2,711,504)		2,844,628

Money Market Securities - 4.61%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.19% (c)	133,547	133,547

TOTAL MONEY MARKET SECURITIES (Cost $133,547)		133,547

TOTAL INVESTMENTS (Cost $2,845,051) -102.82%		$2,978,175

Liabilities in excess of other assets - (2.82)%		(81,550)

TOTAL NET ASSETS - 100.00%		$2,896,625

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the rate shown represents the 7-day yield at April 30, 2012.

See accompanying notes which are an integral part of these financial statements.

6

Granite Value Fund

Statement of Assets and Liabilities

April 30, 2012

(Unaudited)

Assets
Investments in securities, at value (cost $2,845,051)	$2,978,175
Receivable from Adviser (a)	32,037
Dividends receivable	2,193
Receivable for tax reclaim	136
Interest receivable	20
Prepaid expenses	4,783
Deferred offering costs	15,661
Deferred organization costs	5,111

Total assets	3,038,116

Liabilities
Payable for investments purchased	129,568
Payable to administrator, fund accountant, and transfer agent (a)	9,578
Payable to trustees	601
Payable to custodian (a)	1,494
Other accrued expenses	250

Total liabilities	141,491

Net Assets	$2,896,625

Net Assets consist of:
Paid in capital	$2,753,133
Accumulated undistributed net investment income (loss)	2,856
Accumulated net realized gain (loss) from investments	7,512
Net unrealized appreciation (depreciation) on investments	133,124

Net Assets	$2,896,625

Shares outstanding (unlimited number of shares authorized; no par value)	263,086

Net Asset Value, offering and redemption price per share	$11.01

Redemption price per share (Net Asset Value * 98%) (b)	$10.79

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

7

Granite Value Fund

Statement of Operations

For the period ended April 30, 2012 (a)

(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $85)	$11,211
Interest income	66

Total Investment Income	11,277

Expenses
Investment advisor fee (b)	6,198
Transfer agent expenses (b)	17,624
Aministration expenses (b)	13,421
Fund accounting expenses (b)	8,948
Offering expenses	8,704
Audit expenses	6,238
Legal expenses	5,407
Miscellaneous expenses	4,178
Organizational expenses	3,639
Custodian expenses (b)	3,175
Report printing expenses	3,120
Trustee expenses	2,444
Registration expenses	1,360
Pricing expenses	894
24f-2 expenses	43
Overdraft fees expenses	5

Total Expenses	85,398
Less: Fees waived and reimbursed by Adviser	(76,977)

Net operating expenses	8,421

Net Investment Income	2,856

Realized & Unrealized Gain on Investments
Net realized gain (loss) on investment securities	7,512
Change in unrealized appreciation (depreciation) on investment securities	133,124

Net realized and unrealized gain (loss) on investment securities	140,636

Net increase (decrease) in net assets resulting from operations	$143,492

(a)	For the period December 22, 2011 (commencement of operations) to April 30, 2012.
(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

8

Granite Value Fund

Statements of Changes In Net Assets

For the Period Ended April 30, 2012 (Unaudited) (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$2,856
Net realized gain (loss) on investment securities	7,512
Change in unrealized appreciation (depreciation) on investment securities	133,124

Net increase (decrease) in net assets resulting from operations	143,492

Capital Share Transactions
Proceeds from shares sold	2,753,176
Proceeds from redemption fees collected (b)	1
Amount paid for shares redeemed	(44)

Net increase in net assets resulting from capital share transactions	2,753,133

Total Increase in Net Assets	2,896,625

Net Assets
Beginning of period	—

End of period	$2,896,625

Undistributed net investment income included in net assets at end of period	$2,856

Capital Share Transactions
Shares sold	263,090
Shares redeemed	(4)

Net increase from capital share transactions	263,086

(a)	For the period December 22, 2011 (commencement of operations) to April 30, 2012.
(b)	The Funds charge a 2% redemption fee on shares redeemed within 60 calendar days of purchase. Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

9

Granite Value Fund

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended April 30, 2012 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	1.00

Total from investment operations	1.01

Paid in capital from redemption fees (b)	—

Net asset value, end of period	$11.01

Total Return (c)	10.10	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000)	$2,897
Ratio of net expenses to average net assets	1.35	% (e)
Ratio of expenses to average net assets before waiver and reimbursement	13.70	% (e)
Ratio of net investment income to average net assets	0.46	% (e)
Ratio of net investment income to average net assets before waiver and reimbursement	(11.89	)%(e)
Portfolio turnover rate	14.51	% (d)

(a)	For the period December 22, 2011 (commencement of operations) to April 30, 2012.
(b)	Resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Granite Value Fund

Notes to the Financial Statements

April 30, 2012

(Unaudited)

NOTE 1. ORGANIZATION

The Granite Value Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Granite Investment Advisors, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first in first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

11

Granite Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes

12

Granite Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Common Stocks*	$2,844,628	$—	$—	$2,844,628
Money Market Securities	133,547	—	—	133,547

Total	$2,978,175	$—	$—	$2,978,175

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all Levels as of April 30, 2012.

13

Granite Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Trustees. As compensation for its management services, the Granite Value Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, the Adviser earned a fee of $6,198 from the Fund before the reimbursement described below. At April 30, 2012, the Adviser owed the Fund $32,037.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 1.35% of the Fund’s average daily net assets through February 28, 2013. The operating expense limitation also excludes any fees and expenses of acquired funds. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, totaling $76,977 may be subject to potential recoupment by the Adviser until October 31, 2015.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, HASI earned fees of $13,421 for administrative services provided to the Fund. At April 30, 2012, HASI was owed $3,039 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period from December 22, 2011 (commencement of operations) to April 30, 2012, the Custodian earned fees of $3,175 for custody services provided to the Fund. At April 30, 2012, the Custodian was owed $1,494 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, HASI earned fees of $17,624 for transfer agent services to the Fund. At April 30, 2012, the Fund owed HASI $4,513 for transfer agent services.

For the period from December 22, 2011 (commencement of operations) to April 30, 2012, HASI earned fees of $8,948 from the Fund for fund accounting services. At April 30, 2012, HASI was owed $2,026 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal underwriter of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period ended April 30, 2012. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

14

Granite Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 5. INVESTMENTS

For the period from December 22, 2011 (commencement of operations) to April 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$—
Other	2,968,230
Sales
U.S. Government Obligations	$—
Other	264,235

At April 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$146,740
Gross (Depreciation)	(13,616)

Net Appreciation (Depreciation) on Investments	$133,124

At April 30, 2012, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $2,845,051 for the Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2012, Charles Schwab & Co., Inc. for the benefit of its customers, owned 45.12%. The Trust does not know whether Charles Schwab & Co. or any of the underlying beneficial owners or controlled 25% or more of the voting securities of the Fund. Additionally, the Advisor owned beneficially 44.61% of the Fund’s voting securities. As a result, the Adviser may be deemed to be a control person on the basis of its ownership of voting securities of the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the period ended April 30, 2012.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

15

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 442-9893 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement – (Unaudited)

At a meeting held on December 7, 2011, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement between the Trust and Granite Investment Advisors (the “Adviser”). Legal counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Granite Value Fund (the “Fund”). The Board reflected on its discussions with members of the Adviser regarding the proposed Advisory Agreement, the Expense Limitation Agreement and the manner in which the Fund was to be managed.

Legal counsel referred the Board to the Board materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Legal Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: The Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Adviser during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund shares. The Board considered: The Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser. The Board noted that while the Fund had not commenced operations and thus did not have investment performance information to review, that the Board could consider the investment performance of the Adviser. The Board concluded, in light of the foregoing factors, that the investment performance of the Adviser was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fee were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.	Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s code of ethics and other relevant policies described in the Adviser’s Form ADV. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board determined that the Advisory Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approved the appointment of the Adviser to serve as the investment Adviser to the Fund under the terms and conditions set forth in the Advisory Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (888) 442-9893 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

John H. Lively, Interim Secretary

INVESTMENT ADVISER

Granite Investment Advisors

11 South Main Street, Suite 501

P.O. Box 2090

Concord, NH 03302-2090

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group™

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Semi-Annual Report

April 30, 2012

Fund Adviser:

Kovitz Investment Group, LLC

115 LaSalle Street, 27th Floor

Chicago, IL 60603

Toll Free (888) 695-3729

Investment Results - (Unaudited)

Total Returns*

(For the period ended April 30, 2012)

Since Inception (December 22, 2011) (a)
Green Owl Intrinsic Value Fund	12.20%
S&P 500(R) Index**	12.62%

Total Annual Operating Expenses, as estimated for the Fund’s first fiscal period ending October 31, 2012 and disclosed in the Fund’s prospectus, are 1.72% of average daily net assets. Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until October 31, 2014, so that the Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses ( such as “acquired fund fees and expense”).

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-695-3729.

(a)	The Fund commenced operations on December 22, 2011. However, the Fund did not invest in long-term securities towards the investment objective until December 28, 2011. December 28, 2011 is the performance calculation inception date.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

The Fund commenced operations on December 22, 2011. However, the Fund did not invest in long-term securities towards the investment objective until December 28, 2011. December 28, 2011 is the performance calculation inception date. The chart above assumes an initial investment of $10,000 made on December 28, 2011 and held through April 30, 2012. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-695-3729. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

Fund Holdings - (Unaudited)

1 As a percentage of net assets.

The investment objective of the Green Owl Intrinsic Value Fund is long-term capital appreciation.

Availability of Portfolio Schedule - (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330.

Summary of Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from December 22, 2011 (commencement of fund operations) to April 30, 2012.

3

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Green Owl Intrinsic Value Fund	Beginning Account Value	Ending Account Value April 30, 2012	Expenses Paid During the Period Ended April 30, 2012
Actual*	$1,000.00	$1,122.00	$5.32
Hypothetical**	$1,000.00	$1,017.92	$7.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 131/366 (to reflect the period since commencement of operations on December 22, 2011)
**	Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2011 to April 30, 2012. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the partial year period).

4

Green Owl Intrinsic Value Fund

Schedule of Investments

April 30, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 99.08%
Consumer Discretionary - 22.91%
Bed Bath & Beyond, Inc. (a)	8,440	$594,092
Biglari Holdings, Inc. (a)	1,567	636,719
CarMax, Inc. (a)	19,730	609,065
Kohl’s Corp.	11,355	569,226
Lowe’s Companies, Inc.	22,250	700,207
Red Robin Gourmet Burgers, Inc. (a)	5,420	193,277
Target Corp.	13,130	760,752
Walt Disney Co. / The	13,770	593,625

		4,656,963

Consumer Staples - 17.30%
Coca-Cola Co. / The	5,785	441,511
Costco Wholesale Corp.	2,200	193,974
CVS Caremark Corp.	10,490	468,064
PepsiCo, Inc.	4,320	285,120
Procter & Gamble Co. / The	5,875	373,885
Sysco Corp.	13,000	375,700
Wal-Mart Stores, Inc.	10,365	610,602
Walgreen Co.	21,915	768,340

		3,517,196

Financials - 28.85%
American Express Co.	9,665	581,930
Bank of America Corp.	35,000	283,850
Bank of New York Mellon Corp. / The	37,085	877,060
Berkshire Hathaway, Inc. - Class B (a)	18,440	1,483,498
Franklin Resources, Inc.	3,805	477,566
Goldman Sachs Group, Inc. / The	4,350	500,903
Markel Corp. (a)	355	156,299
Northern Trust Corp.	2,075	98,749
PrivateBancorp, Inc.	5,655	88,953
Wells Fargo & Co.	39,345	1,315,303

		5,864,111

Health Care - 13.13%
Abbott Laboratories	8,630	535,578
Becton, Dickinson and Co.	7,285	571,508
Johnson & Johnson	12,295	800,282
Medtronic, Inc.	2,440	93,208
Quest Diagnostics, Inc.	2,225	128,360
St. Jude Medical, Inc.	6,730	260,586
Stryker Corp.	2,740	149,522
Zimmer Holdings, Inc.	2,050	129,007

		2,668,051

See accompanying notes which are an integral part of these financial statements.

5

Green Owl Intrinsic Value Fund

Schedule of Investments - continued

April 30, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 99.08% - continued
Industrials - 6.45%
Boeing Co. / The	6,970	$535,296
General Dynamics Corp.	1,140	76,950
Robert Half International, Inc.	8,905	265,369
United Parcel Service, Inc. (UPS) - Class B	4,930	385,230
Waste Management, Inc.	1,430	48,906

		1,311,751

Information Technology - 10.21%
Accenture PLC - Class A	9,535	619,298
Apple, Inc. (a)	1,145	668,955
Automatic Data Processing, Inc.	6,895	383,500
Google, Inc. - Class A (a)	504	305,036
Hewlett-Packard Co.	3,950	97,802

		2,074,591

Materials - 0.23%
Cemex SAB de CV (a) (b) (c)	6,344	45,867

TOTAL COMMON STOCKS (Cost $18,525,089)		20,138,530

Money Market Securities - 3.10%
Federated Treasury Obligations Fund, 0.01% (d)	629,581	$629,581

TOTAL MONEY MARKET SECURITIES (Cost $629,581)		629,581

TOTAL INVESTMENTS (Cost $19,154,670) - 102.18%		$20,768,111

Liabilities in excess of other assets - (2.18%)		(442,383)

TOTAL NET ASSETS - 100.00%		$20,325,728

(a)	Non-income producing
(b)	American Depositary Receipt
(c)	SAB de CV - a variable capital company. (Mexico)
(d)	Variable rate security; the rate shown represents the 7-day yield at April 30, 2012.

See accompanying notes which are an integral part of these financial statements.

6

Green Owl Intrinsic Value Fund

Statement of Assets and Liabilities

April 30, 2012

(Unaudited)

Assets
Investments in securities, at value (cost $19,154,670)	$20,768,111
Receivable from capital stock sold	388
Dividends receivable	25,262
Receivable for tax reclaim	1,287
Interest receivable	1
Deferred offering costs	14,116
Deferred organization costs	5,001

Total assets	20,814,166

Liabilities
Payable for investments purchased	469,288
Payable to Adviser (a)	3,207
Payable to administrator, fund accountant, and transfer agent (a)	9,941
Payable to trustees	54
Payable to custodian (a)	538
Other accrued expenses	5,410

Total liabilities	488,438

Net Assets	$20,325,728

Net Assets consist of:
Paid in capital	$18,684,432
Accumulated undistributed net investment income (loss)	16,583
Accumulated net realized gain (loss) from investment transactions and forward currency exchange contracts	11,272
Net unrealized appreciation (depreciation) on investments	1,613,441

Net Assets	$20,325,728

Shares outstanding (unlimited number of shares authorized; no par value)	1,811,826

Net Asset Value, offering and redemption price per share	$11.22

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

7

Green Owl Intrinsic Value Fund

Statement of Operations

For the period ended April 30, 2012 (a)

(Unaudited)

Investment Income
Dividend income	$93,724
Interest income	37

Total Investment Income	93,761

Expenses
Investment adviser fee (b)	54,570
Transfer agent expenses (b)	14,631
Administration expenses (b)	13,402
Fund accounting expenses (b)	8,934
Offering expenses	8,589
Custodian expenses (b)	6,500
Audit expenses	6,250
Legal expenses	5,416
Miscellaneous expenses	4,250
Organizational expenses	3,749
Report printing expenses	2,585
Trustee expenses	2,424
Pricing expenses	1,824
Registration expenses	1,310
24f-2 expenses	1,046

Total Expenses	135,480
Less: Fees waived and reimbursed by Adviser	(58,302)

Net operating expenses	77,178

Net Investment Income	16,583

Realized & Unrealized Gain on Investments
Net realized gain (loss) on investment securities	11,272
Change in unrealized appreciation (depreciation) on investment securities	1,613,441

Net realized and unrealized gain (loss) on investment securities	1,624,713

Net increase (decrease) in net assets resulting from operations	$1,641,296

(a)	For the period December 22, 2011 (commencement of operations) to April 30, 2012.
(b)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

8

Green Owl Intrinsic Value Fund

Statements of Changes In Net Assets

For the Period Ended April 30, 2012 (Unaudited) (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$16,583
Net realized gain (loss) on investment securities	11,272
Change in unrealized appreciation (depreciation) on investment securities	1,613,441

Net increase (decrease) in net assets resulting from operations	1,624,713

Capital Share Transactions
Proceeds from shares sold	18,799,209
Amount paid for shares redeemed	(114,777)

Net increase in net assets resulting from capital share transactions	18,684,432

Total Increase in Net Assets	20,297,873

Net Assets
Beginning of period	—

End of period	$20,297,873

Undistributed net investment income included in net assets at end of period	$16,583

Capital Share Transactions
Shares sold	1,822,376
Shares redeemed	(10,550)

Net increase from capital share transactions	1,811,826

(a)	For the period December 22, 2011 (commencement of operations) to April 30, 2012.

See accompanying notes which are an integral part of these financial statements.

9

Green Owl Intrinsic Value Fund

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended April 30, 2012 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain on investments	1.21

Total from investment operations	1.22

Net asset value, end of period	$11.22

Total Return (b)	12.20	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000)	$20,326
Ratio of net expenses to average net assets	1.40	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	2.46	% (d)
Ratio of net investment income to average net assets	0.30	% (d)
Ratio of net investment income to average net assets before waiver and reimbursement	(0.76	)%(d)
Portfolio turnover rate	2.60	% (c)

(a)	For the period December 22, 2011 (commencement of operations) to April 30, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

10

Green Owl Intrinsic Value Fund

Notes to the Financial Statements

April 30, 2012

(Unaudited)

NOTE 1.	ORGANIZATION

The Green Owl Intrinsic Value Fund (the “Fund”) is an open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Kovitz Investment Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes - The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all years since inception.

Expenses - Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The high cost method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

11

Green Owl Intrinsic Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes

12

Green Owl Intrinsic Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$20,138,530	$—	$—	$20,138,530
Money Market Securities	629,581	—	—	629,581

Total	$20,768,111	$—	$—	$20,768,111

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all Levels as of April 30, 2012.

13

Green Owl Intrinsic Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 4.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Trustees. As compensation for its management services, the Green Owl Intrinsic Value Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, the Adviser earned a fee of $54,570 from the Fund before the reimbursement described below. At April 30, 2012, the Fund owed the Adviser $3,207.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year, do not exceed 1.40% of the Fund’s average daily net assets through October 31, 2014. The operating expense limitation also excludes any fees and expenses of acquired funds. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, totaling $58,302 may be subject to potential recoupment by the Adviser until October 31, 2015.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, HASI earned fees of $13,402 for administrative services provided to the Fund. At April 30, 2012, HASI was owed $3,119 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period from December 22, 2011 (commencement of operations) to April 30, 2012, the Custodian earned fees of $6,500 for custody services provided to the Fund. At April 30, 2012, the Custodian was owed $538 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period from December 22, 2011 (commencement of operations) to April 30, 2012, HASI earned fees of $14,631 for transfer agent services to the Fund. At April 30, 2012, the Fund owed HASI $4,742 for transfer agent services.

For the period from December 22, 2011 (commencement of operations) to April 30, 2012, HASI earned fees of $8,934 from the Fund for fund accounting services. At April 30, 2012, HASI was owed $2,080 from the Fund for fund accounting services.

Unified Financial Securities, Inc. acts as the principal underwriter of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period ended April 30, 2012. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

14

Green Owl Intrinsic Value Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 5.	INVESTMENTS

For the period from December 22, 2011 (commencement of operations) to April 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$—
Other	18,914,807
Sales
U.S. Government Obligations	$—
Other	400,991

At April 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,656,196
Gross (Depreciation)	(42,755)

Net Appreciation (Depreciation) on Investments	$1,613,441

At April 30, 2012, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $19,154,670 for the Fund.

NOTE 6.	ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2012, Charles Schwab & Co., Inc., for the benefit of its customers, owned 38.24%. The Trust does not know whether Charles Schwab & Co. or any of the underlying beneficial owners or controlled 25% or more of the voting securities of the Fund.

NOTE 8.	DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make any distributions during the period ended April 30, 2012.

NOTE 9.	COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

15

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 695-3729 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory Agreement - (Unaudited)

At a meeting held on September 13, 2011, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC (the “Adviser”). Legal counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees. The Board discussed the arrangements between the Adviser and the Trust with respect to the Green Owl Intrinsic Value Fund (the “Fund”). The Board reflected on its discussions with members of the Adviser regarding the proposed Advisory Agreement, the Expense Limitation Agreement and the manner in which the Fund was to be managed.

Legal counsel referred the Board to the Board materials, which included, among other things, a memorandum from legal counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial statements, a copy of the Adviser’s Form ADV, a fee comparison analysis for the Fund and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Legal Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation: The Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of the Adviser during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of the Fund shares. The Board considered: The Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs and Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

2.	Investment Performance of the Fund and the Adviser. The Board noted that while the Fund had not commenced operations and thus did not have investment performance information to review, that the Board could consider the investment performance of the Adviser. The Board concluded, in light of the foregoing factors, that the investment performance of the Adviser was satisfactory.

3.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser in managing the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fee were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

5.	Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser’s code of ethics and other relevant policies described in the Adviser’s Form ADV. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board determined that the Advisory Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approved the appointment of the Adviser to serve as the investment Adviser to the Fund under the terms and conditions set forth in the Advisory Agreement.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (888) 695-3729 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

John H. Lively, Interim Secretary

INVESTMENT ADVISER

Kovitz Investment Group, LLC

115 LaSalle Street, 27th Floor

Chicago, IL 60603

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc. A

member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Semi-Annual Report

April 30, 2012

Fund Adviser:

TEAM Financial Asset Management, LLC

800 Corporate Circle, Suite 106

Harrisburg, PA 17110

Toll Free (877) 832-6952

Management’s Discussion of Fund Performance

As we remind our shareholders in each annual and semi-annual report, our investment process is active on three basic timeframes: secular, cyclical, and tactical. These could also be labeled as long, intermediate, and short term, respectively. It is within this context that we discuss the Fund’s performance. This reminder is particularly important for the period in which this semi-annual report addresses, as our performance was very disparate on the various time frames on which we operate.

On a long term basis, we continue to believe that commodities and natural resource investment opportunities are among the most attractive. Our view is based upon secular trend analysis, as well as what we expect to be the continued ascension of emerging markets’ middle classes the increased consumption that should accompany that growth. In addition, we continue to see major developed countries in North America, Europe and Japan deploying policies designed to devalue their currencies as a way to address large scale indebtedness. However, these are secular trends which can encounter very significant cyclical forces which create severe corrections, as we saw in commodity prices in 2008.

We entered this semi-annual period expecting global risk markets to continue to recover off the lows reached in August and October 2011, but this outlook shifted to one of significant caution by the middle of February 2012. At that point, our outlook transitioned to one that expected a major cyclical peak to be reached in global risk markets, with the probability of a global recession being very significant.

The most significant distinction in performance for the Fund over the period covered in this report was the dramatic decline in positions we are invested in for long term reasons, compared to the successful short term trading we deployed. Our long term investment in precious metals mining stocks was a major detractor from performance over the period, while our short term trading in that area was mixed. We successfully added long exposure in common stock and call options into the significant December 2011 decline in the miners and then realized short term trading profits as the industry shares recovered sharply in January and early February 2012. However, we began to re-accumulate much of that trading exposure as the industry dropped significantly in late February through April 2012. The scale of the decline turned out to be far deeper and significant than we anticipated, and we realized trading losses over the period in common stock and call options.

Our long term strategic outlook for the precious metals miners remains extremely bullish, but the stocks remain very unpopular. We cannot know when this environment will change, but remain confident that the companies offer a long term opportunity due to their depressed valuation levels. We believe much of the poor relative and absolute performance of the miners has been due to US investors being largely complacent about the growing risks in global currency markets and under-appreciating the value of gold’s and silver’s potential benefits as currency markets become more volatile. Most mainstream sell-side analyst models use much lower prices for gold in their models beyond 2015, which indicates to us that the mainstream believes gold will go down in the future. We believe this view to be wrong, and we believe this circumstances offers a tremendous long term opportunity for those willing and able to invest in the precious metals miners, whose businesses are leveraged to long term price trends in the metals.

The Fund adopted a more bullish overall posture in November and December of 2011 in our trading positions, as we expected the Europeans to enter the global currency printing press competition. We held positions in various financial sector companies, with the net result being healthy trading profits that we realized into January 2012.

As our cyclical macro forecast turned in February 2012, we began to change the portfolio significantly. We began to implement various hedges via stock index futures, put options on stock indexes, and put options on various stock index exchange traded funds. For the period ending 4/30/2012, the net realized and unrealized losses on these positions were significant. We had actually made modest gains in index futures trading, but the losses in put options positions were much larger.

The Fund experienced a comparable period from May 2011 into late July 2011, as put option positions declined in value prior to markets eventually moving in the direction we expected in August 2011. While there are obviously no assurances, we remain confident that the current market period will resolve itself in a similar fashion at some point and reverse the trading losses we’ve endured on our put positions.

The largest bright spot in the Fund’s performance over the period covered in this report was our trading in foreign exchange markets. The Fund adopted a “US dollar bear” posture from November 2011 into January 2012, and then progressively reversed that positioning to be “US dollar bull.” The net result was significant trading gains as the US dollar fell versus many currencies prior to reversing during the first calendar quarter of 2012. The Fund realized a significant profit being long the Mexican peso versus the US dollar, and then reversed that trade and again made a significant profit being long the US dollar versus the Mexican peso. We did suffer modest losses on long euro positions during the period, though those losses were kept small.

The views in the foregoing discussion were those of the Fund’s investment adviser as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Investment Results – (Unaudited)

Total Returns* (For the period ended April 30, 2012)
	Six Month	1 Year	Average Annual Since Inception (December 30, 2009)
TEAM Asset Strategy Fund	-16.90%	-11.76%	2.92%
FTSE All-World Index**	5.78%	-8.14%	3.91%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated February 28, 2012 were 2.07% of average daily net assets. The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2013, so that Total Annual Fund Operating Expenses do not exceed 1.95%. This agreement may not be terminated by the Adviser until after February 28, 2013. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-832-6952.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The FTSE All-World Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on December 30, 2009 (commencement of Fund operations) and held through April 30, 2012. The FTSE All-World Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-832-6952. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The investment objective of the TEAM Asset Strategy Fund (the “Fund”) is to provide high total investment return, which will generally be achieved through a combination of appreciation in capital and income.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if the short-term redemption fee imposed by the Fund were included, your costs would have been higher.

TEAM Asset Strategy Fund Investor	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period Ended April 30, 2012
Actual*	$1,000.00	$830.95	$8.04
Hypothetical**	$1,000.00	$1,016.08	$8.85

*Expenses are equal to the Investor Class’s annualized expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the partial year).

**Assumes a 5% return before expenses

TEAM Asset Strategy Fund Institutional	Beginning Account Value	Ending Account Value April 30, 2012	Expenses Paid During the Period Ended April 30, 2012
Actual*	$1,000.00	$820.97	$2.70
Hypothetical**	$1,000.00	$1,016.15	$8.78

*Expenses are equal to the Institutional Class’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period since commencement of operations on February 28, 2012)

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2011 to April 30, 2012. Accordingly, expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the partial year period).

TEAM Asset Strategy Fund

Schedule of Investments

April 30, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 59.87%

Crude Petroleum & Natural Gas - 4.48%
EXCO Resources, Inc. (f)	400,000	$2,936,000

Electric & Other Services Combined - 4.47%
Exelon Corp.	75,000	2,925,750

Gold & Silver Ores - 21.93%
Gold Resource Corp. (f)	160,000	4,339,200
Newmont Mining Corp.	70,000	3,335,500
Pan American Silver Corp.	155,000	3,024,050
Yamana Gold, Inc. (c)	249,000	3,660,300

		14,359,050

Mining - 11.29%
New Gold, Inc. (a) (c)	358,000	3,257,800
Rubicon Minerals Corp. (a)	1,350,000	4,131,000

		7,388,800

Radio & TV Broadcasting & Communications Equipment - 5.68%
Nokia Corp. (b) (f)	1,020,000	3,723,000

Retail-Drug Stores & Propietary Stores - 4.02%
Walgreen Co.	75,000	2,629,500

Services - 8.00%
Heckmann Corp. (a)(f)	500,000	1,900,000
U.S. Global Investors, Inc. - Class A (c)	475,200	3,335,904

		5,235,904

TOTAL COMMON STOCKS (Cost $41,684,879)		39,198,004

Exchanged Traded Funds - 7.09%
Market Vector's Gold Miners ETF	100,000	4,639,000

TOTAL EXCHANGE TRADED FUNDS (Cost $4,681,810)		4,639,000

Money Market Securities - 13.06%
Fidelity Institutional Treasury Only Portfolio, 0.01% (d)	8,550,624	8,550,624

TOTAL MONEY MARKET SECURITIES (Cost $8,550,624)		8,550,624

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Investments - continued

April 30, 2012

(Unaudited)

Call Options Purchased - 5.93%	Outstanding Contracts	Fair Value

Agnico - Eagle Mines Ltd./ May 2012/ Strike $35.00 (e)	2,500	$1,287,500
Arch Coal, Inc./ April 2012/ Strike $13.00 (e)	2,000	26,000
Market Vectors Gold Miners/ June 2012/ Strike $52.00 (e)	5,000	195,000
Market Vectors Gold Miners/ January 2013/ Strike $55.00 (e)	3,000	588,000
Market Vectors JR Gold Miners/ January 2013/ Strike $23.63 (e)	3,000	948,000
Peabody Energy Corp./ June 2012/ Strike $35.00 (e)	1,500	75,000
SPDR Gold Trust/ January 2013/ Strike $170.00 (e)	1,000	760,000

TOTAL CALL OPTIONS PURCHASED (Cost $5,809,803)		3,879,500

Put Options Purchased - 7.42%
Apple, Inc./ May 2012/ Strike $510.00 (e)	400	50,800
Apple, Inc./ July 2012/ Strike $510.00 (e)	100	95,200
iShares MSCI EAFE Index/ June 2012/ Strike $54.00 (e)	5,000	940,000
iShares MSCI Emerging Market Index/ June 2012/ Strike $40.00 (e)	7,000	469,000
iShares MSCI Emerging Market Index/ June 2012/ Strike $43.00 (e)	7,000	1,260,000
Materials Select Sector SPDR/ June 2012/ Strike $38.00 (e)	3,000	579,000
Powershares QQQ NASDAQ 100/ June 2012/ Strike $62.00 (e)	5,000	245,000
Powershares QQQ NASDAQ 100/ June 2012/ Strike $67.00 (e)	3,000	546,000
Salesforce.com. Inc./ May 2012/ $120.00 (e)	2,000	142,000
Salesforce.com. Inc./ November 2012/ $120.00 (e)	800	530,000

TOTAL PUT OPTIONS PURCHASED (Cost $8,335,631)		4,857,000

Short-Term Investment - 17.40%	Shares
Fidelity Institutional Treasury Only Portfolio, 0.01% (g)	11,395,045	11,395,045

TOTAL SHORT-TERM INVESTMENT (Cost $11,395,045)		11,395,045

TOTAL INVESTMENTS (Cost $80,457,792) - 110.77%		$72,519,173

Liabilities in excess of other assets - (10.77)%		(7,048,866)

TOTAL NET ASSETS - 100.00%		$65,470,307

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	All or a portion of this security is held as collateral on forward currency exchange contracts.
(d)	Variable rate security; the rate shown represents the 7 day yield at April 30, 2012.
(e)	Each Call/Put contract has a multiplier of 100 shares.
(f)	The security or a partial position of the security was on loan as of April 30, 2012. The total value of securities on loan as of April 30, 2012 was $11,059,009.
(g)	Purchased with cash collateral held from securities lending. This represents the value of collateral as of April 30, 2012.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Investments - continued

April 30, 2012

(Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ 100 Futures Contract June 2012 (a)	(300)	$(16,315,500)	$(28,906)
E-Mini Russell 2000 Mini Futures Contract June 2012 (b)	(200)	(16,298,000)	(58,376)
E-Mini S&P 500 Futures Contract June 2012 (c)	(100)	(6,968,000)	(47,395)

Total Short Futures Contracts			$(134,677)

(a)	Each NASDAQ Futures contract has a multiplier of 20 shares.
(b)	Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.
(c)	Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Schedule of Forward Currency Exchange Contracts*

April 30, 2012

(Unaudited)

Settlement Date	Currency to be Delivered	U.S. $ Value at Apr. 30, 2012	Currency to be Received	U.S. $ Value at Apr. 30, 2012	Unrealized Appreciation (Depreciation)
5/25/12	9,974,158 Euros	13,152,323	13,201,217 U.S. Dollars	13,201,217	48,894
5/25/12	813,360,000 Japanese Yen	10,000,000	10,190,832 U.S. Dollars	10,190,832	190,832
5/25/12	10,020,490 U.S. Dollars	10,020,490	9,903,000 Canadian Dollars	10,000,000	(20,490)
5/25/12	10,027,574 U.S. Dollars	10,027,574	9,910,000 Canadian Dollars	10,000,000	(27,574)
5/25/12	8,163,806 U.S. Dollars	8,163,806	10,000,000 New Zealand Dollars	8,178,200	14,394
5/25/12	11,678,895 U.S. Dollars	11,678,895	14,305,698 New Zealand Dollars	11,821,800	142,905
5/25/12	10,066,556 U.S Dollars	10,066,556	57,704,600 Norwegian Krone	10,043,268	(23,288)
5/25/12	13,414,011 U.S Dollars	13,414,011	16,592,796 Singapore Dollars	13,311,616	(102,395)

		$86,523,655		$86,746,933	$223,278

*	Barclay’s PLC. is the counterparty for all open forward currency exchange contracts held by the Fund as of April 30, 2012.

The accompanying notes are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Statement of Assets and Liabilities

April 30, 2012

(Unaudited)

Assets
Investments in securities, at fair value (cost $80,457,792)—including $11,059,009 of securities loaned (a)	$72,519,173
Cash held at broker (b)	2,787,376
Cash	643,545
Receivables for forward currency exchange contracts	397,025
Receivable for investments sold	386,590
Receivable for net variation margin on futures contracts	307,500
Prepaid expenses	32,098
Receivables for securities lending	27,391
Receivable for fund shares sold	53,076
Interest receivable	93

Total assets	77,153,867

Liabilities
Payable upon return of securities loaned	11,395,045
Payable for forward currency exchange contracts	173,747
Payable to Adviser (c)	67,600
12b-1 fees accrued, Investor Class (c)	25,740
Payable to custodian (c)	9,991
Payable to administrator, fund accountant, and transfer agent (c)	5,728
Payable for fund shares redeemed	3,673
Payable to trustees and officers	580
Other accrued expenses	1,456

Total liabilities	11,683,560

Net Assets	$65,470,307

Net Assets consist of:
Paid in capital	$74,367,433
Accumulated undistributed net investment income (loss)	(1,962,714)
Accumulated net realized gain (loss) from investment transactions, forward currency exchange contracts, options and futures contracts	915,606
Net unrealized appreciation (depreciation) on:
Investment securities and options	(7,938,619)
Forward currency exchange contracts	223,278
Futures contracts	(134,677)

Net Assets	$65,470,307

Net Assets: Investor Class	$65,390,068

Shares outstanding (unlimited number of shares authorized)	7,877,016

Net Asset Value and offering price per share	$8.30

Redemption price per share (NAV * 99%) (d)	$8.22

Net Assets: Institutional Class	$80,239

Shares outstanding (unlimited number of shares authorized)	9,664

Net Asset Value and offering price per share	$8.30

Redemption price per share (NAV * 99%) (d)	$8.22

(a)	See Note 7 in the Notes to the Financial Statements.
(b)	Cash used as collateral for futures contract transactions.
(c)	See Note 5 in the Notes to the Financial Statements.
(d)	The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Statement of Operations

April 30, 2012

(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $14,042)	$536,120
Income from securities loaned	119,381
Interest income	393

Total Investment Income	655,894

Expenses
Investment Adviser fee (a)	426,548
12b-1 fees, Investor Class (a)	28,910
Administration expenses (a)	30,856
Transfer agent expenses (a)	23,445
Custodian expenses (a)	21,960
Registration expenses	18,469
Fund accounting expenses (a)	15,198
Legal expenses	9,674
Auditing expenses	7,384
Printing expenses	6,576
Trustee expenses	3,056
Insurance expense	1,825
24f-2 expense	1,353
Pricing expenses	751
Miscellaneous expenses	360

Total Expenses	596,365

Net Investment Income (Loss)	59,529

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(688,472)
Options	(2,783,725)
Futures contracts	229,552
Forward currency exchange contracts	4,158,739
Change in unrealized appreciation (depreciation) on:
Investment securities	(6,986,433)
Options	(5,786,371)
Futures contracts	(134,677)
Forward currency exchange contracts	(492,638)

Net realized and unrealized gain (loss) on investment securities	(12,484,025)

Net increase (decrease) in net assets resulting from operations	$ (12,424,496)

(a)	See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Statement of Changes in Net Assets

	For the Period Ended April 30, 2012 (Unaudited)	For the Year Ended October 31, 2011
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$59,529	$(42,558)
Net realized gain (loss) on investment securities, options, futures and foreign currency exchange contracts	916,094	7,708,430
Change in unrealized appreciation (depreciation) on investment securities, options, futures and foreign currency exchange contracts	(13,400,119)	3,844,431

Net increase (decrease) in net assets resulting from operations	(12,424,496)	11,510,303

Distributions
From net investment income	(3,645,856)	-
From net realized gains	(7,600,904)	-

Total distributions	(11,246,760)	-

Capital Share Transactions - Investor Class
Proceeds from shares sold	28,390,933	21,293,399
Reinvestment of distributions	11,230,739	-
Amount paid for shares redeemed	(19,826,704)	(6,887,786)
Proceeds from redemption fees collected (a)	2,525	3,708

Net increase (decrease) in net assets resulting from Investor Class capital share transactions	19,797,493	14,409,321

Capital Share Transactions - Institutional Class
Proceeds from shares sold	97,699	-

Net increase (decrease) in net assets resulting from Institutional Class capital share transactions	97,699	-

Total Increase (Decrease) in Net Assets	(3,776,064)	25,919,624

Net Assets
Beginning of period	69,246,371	43,326,747

End of period	$65,470,307	$69,246,371

Undistributed net investment income (loss) included in net assets at end of period	$(1,962,714)	$1,623,613

Capital Share Transactions - Investor Class
Shares sold	3,062,257	1,769,421
Shares issued in reinvestment of distributions	1,298,351	-
Shares redeemed	(1,863,861)	(564,703)

Net increase (decrease) in Investor Class shares outstanding	2,496,747	1,204,718

Capital Share Transactions - Institutional Class
Shares sold	9,664	-

Net increase (decrease) in Institutional Class shares outstanding	9,664	-

(a)	The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund - Investor Class

Financial Highlights

(For a share outstanding during the period)

	For the Six Months Ended April 30, 2012 (Unaudited)		For the Year Ended October 31, 2011	For the Period Ended October 31, 2010 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.87		$10.38	$10.00

Income from investment operations:
Net investment income (loss)	0.01	(b)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(2.08)		2.50	0.39

Total from investment operations	(2.07)		2.49	0.38

Less Distributions to shareholders:
From net investment income	(0.81)		-	-
From net realized gains	(1.69)		-	-

Total distributions	(2.50)		-	-

Paid in capital from redemption fees (f)	-		-	-

Net asset value, end of period	$8.30		$12.87	$10.38

Total Return (c)	(16.90)%	(d)	23.99%	3.80%	(d)
Ratios and Supplemental Data:
Net assets, end of period (000)	$65,390		$69,246	$43,327
Ratio of expenses to average net assets	1.75%	(e)	1.74%	1.93%	(e)
Ratio of net investment income (loss) to average net assets	0.17%	(e)	(0.08)%	(0.09)%	(e)
Portfolio turnover rate	255.47%		490.64%	313.40%

(a)	For the period December 30, 2009 (Commencement of Operations) to October 31, 2010.
(b)	Calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends if any.
(d)	Not annualized.
(e)	Annualized.
(f)	Redemption fees resulted in less than $0.005 per share.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund - Institutional Class

Financial Highlights - continued

(For a share outstanding during the period)

	For the Period Ended April 30, 2012 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.11

Income from investment operations:
Net investment income (loss)	-
Net realized and unrealized gain (loss) on investments	(1.81)

Total from investment operations	(1.81)

Net asset value, end of period	$8.30

Total Return (b)	(17.90)%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$80
Ratio of expenses to average net assets	1.74%	(d)
Ratio of net investment income (loss) to average net assets	(0.26)%	(d)
Portfolio turnover rate	255.47%

(a)	For the period February 29, 2012 (Commencement of Operations) to April 30, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends if any.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund

Notes to the Financial Statements

April 30, 2012

(Unaudited)

NOTE 1.    ORGANIZATION

The TEAM Asset Strategy Fund (the “Fund”) is an open-end, non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”). The Fund’s investment adviser is TEAM Financial Asset Management, LLC (the “Adviser”). The investment objective of the Fund is to provide high total investment return, which will generally be achieved through a combination of appreciation in capital and income.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 30, 2009; and Institutional Class shares were first offered to the public on February 29, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Futures Contracts – The Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to

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Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES – continued

be maintained while futures are held, as defined by each contract. Cash held at the broker as of April 30, 2012, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the six-month period ended April 30, 2012.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six-month period ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Security loans – Under the terms of the securities lending agreement with Huntington National Bank, the Fund may make loans of its portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES – continued

instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). As of April 30, 2012, the Fund loaned commons stocks having a fair value of $11,059,009, and received $11,395,045 of cash collateral for the loan.

Forward Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund has engaged in foreign currency exchange transactions for the purpose of capitalizing on the movements of foreign currency value versus the U.S. dollar. See Note 4 for additional disclosures.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase put options at a time when it does not own the underlying security. By

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES – continued

purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction. See Note 4 for additional disclosures.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. See Note 4 for additional disclosures.

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE

MEASUREMENTS – continued

unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

— Level 1 – quoted prices in active markets for identical securities

— Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange traded funds, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in

TEAM Asset Strategy Fund

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April 30, 2012

(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE

MEASUREMENTS – continued

conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities are generally categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE

MEASUREMENTS – continued

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Funds invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Futures contracts that the Funds invest in are valued at the settlement price established each day by the board of trade or exchange on which they are traded and when the market is considered active will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE

MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2012.

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$39,198,004	$-	$-	$39,198,004

Exchange-Traded Funds	4,639,000	-	-	4,639,000

Money Market Securities	8,550,624	-	-	8,550,624

Call Options Purchased	3,879,500	-	-	3,879,500

Put Options Purchased	4,857,000	-	-	4,857,000

Short Term Investments	-	11,395,045	-	11,395,045

Total Investments	$61,124,128	$11,395,045	$-	$72,519,173

Long Forward Currency Exchange Contracts	-	239,726	-	$239,726

Total	$61,124,128	$11,634,771	$-	$72,758,899

*Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Futures Contracts	-	(128,990)	-	(128,990)

Short Forward Currency Exchange Contracts	-	(16,448)	-	(16,448)

Total	$-	$ (145,438)	$-	$ (145,438)

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six-month period ended April 30, 2012 the Fund had no transfers between Levels at anytime during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 4.    DERIVATIVE TRANSACTIONS

Call and put options purchased, futures contracts and long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value, cash held at broker and receivable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on option, forward currency exchange contracts, and futures contracts, respectively.

Please see the chart below for information regarding call and put options purchased and long and short forward currency exchange contracts for the Fund.

At April 30, 2012:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Call Options Purchased	Investment in Securities, at fair value	$3,879,500
Put Options Purchased	Investment in Securities, at fair value	$4,857,000
Futures Contracts	Receivable for net variation margin on futures contracts	$307,500
Long Forward Currency Exchange Contracts	Receivable for forward currency exchange contracts	$397,025
Short Forward Currency Exchange Contracts	Payable for forward currency exchange contracts	$(173,747)

For the six-month period ended April 30, 2012 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on investments	60,100	61,100	$335,767	$(2,724,336)

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 4.    DERIVATIVE TRANSACTIONS – continued

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	56,900	27,600	$(3,119,571)	$(3,062,035)
Equity Risk:
Future Contracts	Net realized and unrealized gain (loss) on investments	1,490	890	$229,552	$(134,677)
Foreign Exchange Risk:
Long Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	91	97	$(3,806,343)	$(542,546)
Foreign Exchange Risk:
Short Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	93	97	$8,103,560	$49,908
Foreign Exchange Risk:
Long Spot Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	14	14	$103,719	$-
Foreign Exchange Risk:
Short Spot Forward Currency Exchange Contracts	Net realized and unrealized gain (loss) on Forward Currency Exchange Contracts	14	14	$(242,197)	$-

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 4.    DERIVATIVE TRANSACTIONS – continued

As of April 30, 2012, the Fund sold 600 futures contracts for delivery on June 2012. The Fund has recorded an unrealized loss of $128,990 as of April 30, 2012 related to these contracts. The Fund additionally recorded an asset of $307,500 as of April 30, 2012 related to the current day’s variation margin related to these contracts.

NOTE 5.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. For the six-month period ended April 30, 2012, the Adviser earned a fee of $426,548 from the Fund. At April 30, 2012, the Fund owed the Adviser $67,600 for advisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary to maintain the Fund’s total annual expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary litigation expenses and any indirect expenses (such as expenses incurred by other investment companies acquired by the Fund), at 1.95% of the Fund’s average daily net assets through February 28, 2013.

The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement, provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. At April 30, 2012 there are no previously waived fees subject to reimbursement.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six-month period ended April 30, 2012, HASI earned fees of $30,856 for administrative services provided to the Fund. At April 30, 2012, HASI was owed $2,524 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 5.    FEES AND OTHER TRANSACTIONS WITH

AFFILIATES – continued

Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six-month period ended April 30, 2012, the Custodian earned fees of $21,960 for custody services provided to the Fund. At April 30, 2012, the Custodian was owed $9,991 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six-month period ended April 30, 2012, HASI earned fees of $23,445 for transfer agent services expenses incurred in providing transfer agent services to the Fund. At April 30, 2012, the Fund owed HASI $1,178 for transfer agent services. For the six-month period ended April 30, 2012, HASI earned fees of $15,199 from the Fund for fund accounting services. At April 30, 2012, HASI was owed $2,026 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended April 30, 2012, the 12b-1 expense incurred by the Investor Class was $28,910. The Fund owed TEAM Financial Asset Management, LLC $25,740 for 12b-1 fees as of April 30, 2012.

The Distributor acts as the principal underwriter of the Fund’s shares. During the six months ended April 30, 2012, the Distributor received $5,771 in payments from the

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 5.    FEES AND OTHER TRANSACTIONS WITH

AFFILIATES – continued

Fund. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John H. Lively, Interim Secretary of the Trust, is the owner of The Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

NOTE 6.    PURCHASES AND SALES OF INVESTMENTS

For the six-month period ended April 30, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$-
Other	133,433,993
Sales
U.S. Government Obligations	$-
Other	138,543,351

At April 30, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes excluding forward currency exchange and futures contracts was as follows:

Gross Appreciation	$2,698,058
Gross (Depreciation)	(11,914,453)

Net Appreciation (Depreciation) on Investments	$(9,216,395)

At April 30, 2012, the aggregate cost of securities for federal income tax purposes was $81,735,568.

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 7.    ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At April 30, 2012, Charles Schwab, for the benefit of its customers, held 68.76% of the voting securities of the Investor Class shares. The Trust does not know whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the TEAM Asset Strategy Fund. At April 30, 2012, TEAM Financial Managers, Samuel S. Lindenberg and James L. Dailey, who are affiliate of the Adviser, which is, in turn, an owner of 100.00% of the Institutional Class. As a result, TEAM Financial Managers may be deemed to control the Institutional Class.

NOTE 9.    DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2011, the Fund paid an income distribution of $0.8089 per share to Investor Class shareholders of record on December 22, 2011.

On December 23, 2011, the Fund paid a short-term capital gain distribution of $1.2844 per share and a long-term capital gain distribution of $0.4020 per share to Investor Class shareholders on December 22, 2011.

NOTE 10.    COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

TEAM Asset Strategy Fund

Notes to the Financial Statements - continued

April 30, 2012

(Unaudited)

NOTE 11.    TAX COMPONENTS OF CAPITAL

At October 31, 2011, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$9,405,814
Undistributed long-term capital gain (loss)	1,811,907
Unrealized appreciation (depreciation)	3,556,409

$14,774,130

At October 31, 2011, the difference between book and tax basis unrealized appreciation (depreciation) is attributable to the tax treatment of passive foreign investment companies and foreign currency exchange contracts.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (877) 832-6952 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

John H. Lively, Interim Secretary

INVESTMENT ADVISER

TEAM Financial Asset Management, LLC

800 Corporate Circle, Suite 106

Harrisburg, PA 17110

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.    NOT APPLICABLE—disclosed with annual report

Item 3. Audit Committee Financial Expert.    NOT APPLICABLE—disclosed with annual report

Item 4. Principal Accountant Fees and Services.    NOT APPLICABLE—disclosed with annual report

Item 5. Audit Committee of Listed Companies.    NOT APPLICABLE—applies to listed companies only

Item 6. Schedule of Investments.    Schedule filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.    NOT APPLICABLE—applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.    NOT APPLICABLE—applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    NOT APPLICABLE—applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable—filed with annual report

(2) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3) Not Applicable—

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Valued Advisers Trust

By

*	/s/ R. Jeffrey Young

R. Jeffrey Young, President and Principal Executive Officer

Date 07/03/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*	/s/ R. Jeffrey Young

R. Jeffrey Young, President and Principal Executive Officer

Date 07/03/12

By

*	/s/ William J. Murphy

William J. Murphy, Treasurer and Principal Financial Officer

Date 07/03/12